Consolidated Statements of Changes in Shareholders' Equity In Thousands, except Share data	Total USD ($)	Total CNY	Class A Ordinary Shares [Member] USD ($)	Class A Ordinary Shares [Member] CNY	Ordinary Shares, Class A Ordinary Shares and Class B Ordinary Shares [Member] USD ($)	Ordinary Shares, Class A Ordinary Shares and Class B Ordinary Shares [Member] CNY	Ordinary Shares, Class A Ordinary Shares and Class B Ordinary Shares [Member] Class A Ordinary Shares [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Additional Paid-in Capital [Member] Class A Ordinary Shares [Member] CNY	Accumulated Other Comprehensive Income [Member] USD ($)	Accumulated Other Comprehensive Income [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY
Beginning balance, Amount at Dec. 31, 2010		1,540,805				6,867			1,396,517					137,421
Beginning balance, Shares at Dec. 31, 2010						100,000,000
Distribution to shareholders		(325,236)							(310,791)					(14,445)
Net income		131,264												131,264
Other comprehensive income
Share-based compensation		13,446							13,446
Ending balance, Amount at Dec. 31, 2011		1,360,279				6,867			1,099,172					254,240
Ending balance, Shares at Dec. 31, 2011						100,000,000
Net income		212,881												212,881
Other comprehensive income		583										583
Payments of dividends		(44,910)												(44,910)
Share-based compensation		29,142							29,142
Ending balance, Amount at Dec. 31, 2012		1,557,975				6,867			1,128,314			583		422,211
Ending balance, Shares at Dec. 31, 2012		100,000,000				100,000,000
Net income	75,352	456,162	23,465	142,053										456,162
Other comprehensive income	232	1,403										1,403
Payments of dividends		(220,925)												(220,925)
Repurchase and retirement of treasury stock, Amount		(457,350)				(265)			(53,853)					(403,232)
Repurchase and retirement of treasury stock, Shares						(3,856,564)
Issuance of Class A ordinary shares upon completion of the IPO, net of offering costs, Amount				849,491			547			848,944
Issuance of Class A ordinary shares upon completion of the IPO, net of offering costs, Shares							8,993,000
Share-based compensation		25,608							25,608
Ending balance, Amount at Dec. 31, 2013	365,456	2,212,364			1,181	7,149		321,954	1,949,013		328	1,986	41,993	254,216
Ending balance, Shares at Dec. 31, 2013					105,136,436
Net income	81,317	499,123	28,514	175,021
Other comprehensive income	1,027	6,306
Ending balance, Amount at Sep. 30, 2014	$ 455,319	2,794,744